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                          PFL WRIGHT VARIABLE ANNUITY

    The PFL Wright Variable Annuity Account Semi-Annual Report June 30, 1997



                       [LOGO OF PFL LIFE APPEARS HERE]

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THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

BALANCE SHEET
June 30, 1997 (Unaudited)

                                                                        WRIGHT
                                                                      NEAR TERM
                                                                         BOND
                                                             TOTAL    SUBACCOUNT
                                                          ----------- ----------
ASSETS
Cash....................................................  $        40       40
Investments in mutual funds, at current market value
 (Note 2):
 Wright Managed Blue Chip Series Trust
  Wright Near Term Bond Portfolio.......................      656,305  656,305
  Wright Total Return Bond Portfolio....................      815,829      --
  Wright Selected Blue Chip Portfolio...................    3,076,705      --
  Wright International Blue Chip Portfolio..............    1,610,650      --
                                                          -----------  -------
 Total investments in mutual funds......................    6,159,489  656,305
                                                          -----------  -------
Total Assets............................................  $ 6,159,529  656,345
                                                          ===========  =======
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable..........................  $     3,713      --
                                                          -----------  -------
 Total Liabilities......................................        3,713      --
Contract Owners' Equity:
 Deferred annuity contracts terminable by owners
  (Note 3)..............................................    6,155,816  656,345
                                                          -----------  -------
                                                          $ 6,159,529  656,345
                                                          ===========  =======


                See accompanying Notes to Financial Statements.

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
   WRIGHT                          WRIGHT                         WRIGHT
    TOTAL                         SELECTED                     INTERNATIONAL
 RETURN BOND                     BLUE CHIP                       BLUE CHIP
 SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
 -----------                     ----------                    -------------
       --                              --                              --
       --                              --                              --
   675,668                             --                              --
       --                        2,603,794                             --
       --                              --                        1,255,789
   -------                       ---------                       ---------
   675,668                       2,603,794                       1,255,789
   -------                       ---------                       ---------
   675,668                       2,603,794                       1,255,789
   =======                       =========                       =========
       390                           2,347                              96
   -------                       ---------                       ---------
       390                           2,347                              96
   675,278                       2,601,447                       1,255,693
   -------                       ---------                       ---------
   675,668                       2,603,794                       1,255,789
   =======                       =========                       =========

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THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997 (Unaudited)

                                                                       WRIGHT
                                                                     NEAR TERM
                                                                        BOND
                                                            TOTAL    SUBACCOUNT
                                                           --------  ----------
NET INVESTMENT INCOME
Income:
 Dividends................................................ $547,129    16,164
Expenses (Note 5):
 Administration fee.......................................      900       100
 Mortality and expense risk charge........................   28,661     3,350
                                                           --------   -------
   Net Investment income..................................  517,568    12,714
                                                           --------   -------
NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) FROM
 INVESTMENTS
Net realized capital gain (loss) from sales of
 investments:
 Proceeds from sales......................................  420,535   120,903
 Cost of investments sold.................................  373,659   122,688
                                                           --------   -------
Net realized capital gain (loss) from sales of invest-
 ments....................................................   46,876    (1,785)
Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the period..................................  760,507    (2,476)
 End of the period........................................  713,410    (1,557)
                                                           --------   -------
   Net change in unrealized appreciation/depreciation of
    investments...........................................  (47,097)      919
                                                           --------   -------
   Net realized and unrealized capital gain (loss) from
    investments...........................................     (221)     (866)
                                                           --------   -------
INCREASE FROM OPERATIONS.................................. $517,347    11,848
                                                           ========   =======

                See accompanying Notes to Financial Statements.

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
  WRIGHT                           WRIGHT                           WRIGHT
   TOTAL                          SELECTED                       INTERNATIONAL
RETURN BOND                      BLUE CHIP                         BLUE CHIP
SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
-----------                      ----------                      -------------
   13,706                           2,070                               --
      115                             445                               228
    3,161                          11,706                             6,159
  -------                         -------                           -------
   10,430                         (10,081)                           (6,387)
  -------                         -------                           -------
   72,383                         256,017                           365,858
   70,220                         200,950                           333,199
  -------                         -------                           -------
    2,163                          55,067                            32,659
   27,893                         260,715                            47,117
   (1,835)                        477,137                           117,716
  -------                         -------                           -------
  (29,728)                        216,422                            70,599
  -------                         -------                           -------
  (27,565)                        271,489                           103,258
  -------                         -------                           -------
  (17,135)                        261,408                            96,871
  =======                         =======                           =======

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THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Months Ended June 30, 1997 and Year Ended December 31, 1996 (Unaudited)

                                                                  WRIGHT
                                                                 NEAR TERM
                                                                   BOND
                                              TOTAL             SUBACCOUNT
                                       ---------------------  ----------------
                                          1997       1996      1997     1996
                                       ----------  ---------  -------  -------
OPERATIONS
 Net investment income (loss)......... $  517,568        168   12,714   13,641
 Net realized capital gain (loss).....     46,876    314,797   (1,785)   1,997
 Net change in unrealized appreciation
  (depreciation) of investments.......    (47,097)   417,339      919   (9,919)
                                       ----------  ---------  -------  -------
 Increase from operations.............    517,347    732,304   11,848    5,719
                                       ----------  ---------  -------  -------
CONTRACT TRANSACTIONS
 Net contract purchase payments.......    202,694    431,901   26,084   27,285
 Transfer payments from (to) other
  subaccounts or general account......        --     167,183  (12,292) 292,586
 Contract terminations, withdrawals,
  and other deductions................   (128,708)  (235,547) (21,532)     --
                                       ----------  ---------  -------  -------
 Increase (decrease) from contract
  transactions........................     73,987    363,537   (7,740) 319,871
                                       ----------  ---------  -------  -------
 Net increase in contract owner's
  equity..............................    591,334  1,095,841    4,108  325,590
                                       ----------  ---------  -------  -------
CONTRACT OWNERS' EQUITY
 Beginning of period..................  5,564,482  4,468,641  652,237  326,647
                                       ----------  ---------  -------  -------
 End of period........................ $6,155,816  5,564,482  656,345  652,237
                                       ==========  =========  =======  =======


                See accompanying Notes to Financial Statements.

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
      WRIGHT                    WRIGHT                        WRIGHT
   TOTAL RETURN                SELECTED                    INTERNATIONAL
       BOND                    BLUE CHIP                     BLUE CHIP
    SUBACCOUNT                SUBACCOUNT                    SUBACCOUNT
 ------------------      --------------------------    --------------------------
  1997       1996          1997           1996           1997           1996
 -------    -------      ---------      ---------      ---------      ---------
  18,111     23,580        413,132        (24,056)        73,611        (12,997)
   2,325      7,417         34,707        247,928         11,629         57,455
  (5,466)   (24,655)       (53,080)       299,287         10,530        152,626
 -------    -------      ---------      ---------      ---------      ---------
  14,970      6,342        394,759        523,159         95,770        197,084
 -------    -------      ---------      ---------      ---------      ---------
  44,944     30,592         62,739        248,378         68,927        125,646
 (19,943)   259,650         10,648       (211,360)        21,587       (173,693)
 (14,034)   (44,530)       (60,138)      (133,918)       (33,003)       (57,099)
 -------    -------      ---------      ---------      ---------      ---------
  10,967    245,712         13,249        (96,900)        57,511       (105,146)
 -------    -------      ---------      ---------      ---------      ---------
  25,937    252,054        408,008        426,259        153,281         91,938
 -------    -------      ---------      ---------      ---------      ---------
 789,530    537,476      2,665,528      2,239,269      1,457,187      1,365,249
 -------    -------      ---------      ---------      ---------      ---------
 815,467    789,530      3,073,536      2,665,528      1,610,468      1,457,187
 =======    =======      =========      =========      =========      =========

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THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The PFL Wright Variable Annuity Account ("Variable Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Variable Account are invested in the portfolios of the Wright Managed Blue Chip Series Trust as selected by the contract owner. Investments are stated at the closing net asset values per share on June 30, 1997.

Realized capital gains and losses from sale of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the mutual funds investments are reinvested to purchase additional mutual fund shares.

2. INVESTMENTS
A summary of the mutual fund investments at June 30, 1997 follows:

                                      NUMBER    NET ASSET
                                     OF SHARES    VALUE     MARKET
                                       HELD     PER SHARE   VALUE       COST
                                    ----------- --------- ---------- ----------
Wright Managed Blue Chip Series
 Trust
 Wright Near Term Bond Portfolio...  67,800.084    9.68   $  656,305 $  657,862
 Wright Total Return Bond
  Portfolio........................  86,514.252    9.43      815,829    818,057
 Wright Selected Blue Chip
  Portfolio........................ 225,069.885   13.67    3,076,705  2,569,783
 Wright International Blue Chip
  Portfolio........................ 135,235.087   11.91    1,610,650  1,400,377
                                                          ---------- ----------
                                                          $6,159,489 $5,446,079
                                                          ========== ==========

3. CONTRACT OWNERS EQUITY
A summary of deferred annuity contracts terminable by owners at June 30, 1997 follows:

                                      ACCUMULATION  ACCUMULATION     TOTAL
SUBACCOUNT                             UNITS OWNED   UNIT VALUE  CONTRACT VALUE
----------                            ------------- ------------ --------------
Wright Near Term Bond................   606,339.215   1.082472     $  656,345
Wright Total Return Bond.............   758,103.863   1.075666        815,467
Wright Selected Blue Chip............ 1,902,457.713   1.615561      3,073,536
Wright International Blue Chip....... 1,320,557.644   1.219536      1,610,468
                                                                   ----------
                                                                   $6,155,816
                                                                   ==========

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A summary of changes in contract owners' account units follows:

                                WRIGHT     WRIGHT      WRIGHT       WRIGHT
                              NEAR TERM     TOTAL     SELECTED   INTERNATIONAL
                                 BOND    RETURN BOND BLUE CHIP     BLUE CHIP
                              SUBACCOUNT SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                              ---------- ----------- ----------  -------------
Units outstanding 1/1/96.....  312,205     509,157   1,934,520     1,380,933
Units purchased..............   26,015      29,341     197,752       118,733
Units redeemed and
 transferred.................  274,599     209,247    (238,177)     (231,495)
                               -------     -------   ---------     ---------
Units outstanding 12/31/96...  612,819     747,745   1,894,095     1,268,171
Units purchased..............   24,466      42,541      42,281        61,495
Units redeemed and
 transferred.................  (30,946)    (32,182)    (33,918)       (9,108)
                               -------     -------   ---------     ---------
Units outstanding 6/30/97....  606,339     758,104   1,902,458     1,320,558
                               =======     =======   =========     =========

At June 30, 1997, contract owners' equity was comprised of:

                                         WRIGHT     WRIGHT      WRIGHT      WRIGHT
                                       NEAR TERM     TOTAL     SELECTED  INTERNATIONAL
                                          BOND    RETURN BOND BLUE CHIP    BLUE CHIP
                              TOTAL    SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                            ---------- ---------- ----------- ---------- -------------
Unit transactions,
 accumulated net
 investment income and
 realized capital gains...  $5,442,406  657,902     817,695   2,566,614    1,400,195
Adjustment for
 appreciation/depreciation
 to market value..........     713,410   (1,557)     (2,228)    506,922      210,273
                            ----------  -------     -------   ---------    ---------
Total Contract Owners'
 Equity...................  $6,155,816  656,345     815,467   3,073,536    1,610,468
                            ==========  =======     =======   =========    =========

4. TAXES
Operations of the Variable Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Variable Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Variable Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Variable Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE
Administrative charges include an annual charge of $30 per contract which will commence on the first policy anniversary of each contract owner's account. Charges for administrative fees to the variable annuity contracts are an expense of the Variable Account.

PFL Life deducts a daily charge equal to an annual rate of 1.00% of the value of the contract owner's individual account as a charge for assuming certain mortality and expense risks.

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6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                            SIX MONTHS ENDED     YEAR ENDED
                                                JUNE 30,        DECEMBER 31,
                                           ------------------ -----------------
                                                  1997              1996
                                           ------------------ -----------------
                                           PURCHASES   SALES  PURCHASES  SALES
                                           ---------- ------- --------- -------
 Wright Managed Blue Chip Series Trust
 Wright Near Term Bond Portfolio.........  $  125,867 120,903  117,059   55,820
 Wright Total Return Bond Portfolio......     106,462  77,397  238,150   72,383
 Wright Select Blue Chip Portfolio.......     553,874 126,999  348,817  256,017
 Wright International Blue Chip
  Portfolio..............................     226,387  95,236  153,097  365,858
                                           ---------- -------  -------  -------
                                           $1,012,590 420,535  857,123  750,078
                                           ========== =======  =======  =======

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